Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS
Revenue	$ 74,625,867	$ 54,446,168
Cost of sales
Product costs	39,423,918	32,006,403
Inventory valuation adjustments	4,293,788	2,641,080
Gross profit	30,908,161	19,798,685
Operating expenses:
Selling, general and administrative	33,823,686	33,655,780
Stock-based compensation expenses	2,694,197	5,182,641
Depreciation	653,077	624,613
Amortization	676,566	817,215
Total operating expenses	37,847,526	40,280,249
Income (loss) from operations	(6,939,365)	(20,481,564)
Other income (expense):
Impairment of long-lived assets	(8,596,201)	(5,169,951)
Gain on disposal of assets	322,181	6,903,039
Interest expenses, net	(22,593,552)	(10,575,370)
Other income (expenses)	1,242,493	(244,629)
Other income (expenses), net	(29,625,079)	(9,086,911)
Loss before income taxes	(36,564,444)	(29,568,475)
Current income tax expenses	(6,085,000)	(5,460,000)
Deferred income tax recoveries	192,000	1,338,000
Net loss and comprehensive loss	$ (42,457,444)	$ (33,690,475)
Net loss per share - basic	$ (0.33)	$ (0.27)
Net loss per share - diluted	$ (0.33)	$ (0.27)
Weighted average shares used in computation of net loss per share - basic	128,126,330	123,814,521
Weighted average shares used in computation of net loss per share - diluted	128,126,330	123,814,521